GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE 15:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.
Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues and property and equipment, net, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2023	2022	2021

Americas	$1,025.7	$991.1	$922.8
Europe, Middle East and Africa	1,116.7	1,049.5	980.8
Asia Pacific	272.3	289.3	263.2

	$2,414.7	$2,329.9	$2,166.8

2.	Property and equipment, net and ROU assets:

	December 31,
	2023	2022

Israel	$78.4	$73.9
U.S.	8.9	12.8
Rest of the world	14.6	16.8

	$101.9	$103.5

b.
Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2023, 2022 and 2021 by product lines:

	Year ended December 31,
	2023	2022	2021

Product and licenses:
Network security Gateways	$452.0	$507.8	$480.5
Other *)	45.4	47.1	33.4

	497.4	554.9	513.9
Security subscriptions	981.2	858.0	755.2
Software updates and maintenance	936.1	917.0	897.7

Total revenues	$2,414.7	$2,329.9	$2,166.8

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2023	2022	2021

Financial income:
Interest income	$92.4	$67.6	$66.1

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	3.1	18.5	21.0
Realized loss (gain) on sale of marketable securities, net	6.7	-	(1.4)
Foreign currency re-measurement (gain) loss	3.8	3.3	(0.2)
Others	2.3	1.8	4.6

	15.9	23.6	24.0

	$76.5	$44.0	$42.1